RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 02, 2025	Dec. 28, 2025	Dec. 29, 2024	Jun. 02, 2022
Stock based compensation		$ 141,000	$ 230,500
Impairment charge	$ 215,000	215,000	371,872
Bottle inventory, gross carrying value		65,000
Estimated net realizable value		380,764	143,340
Net loss		$ (687,839)	(2,311,208)
NGI [Member]
Ownership percentage		40.70%
Common shares				11,095,085
Acquired amount				$ 1,260,000
Equity securities, cost			304,000
Impairment charge		$ 304,000
Inventory purchases advances		670,718
Noncash Settlement via Inventory		380,861
Proceeds from sale of leasehold interest		400,000
Expected gain on sale of leasehold interest		350,000
Investment		0	304,439
Net loss		386,559	304,439
Blake Copperud [Member]
Stock based compensation		100,000	$ 24,000
Discretionary bonus and accrued income		$ 40,000
Options to purchase shares		20,000
Options, price per share		$ 1.50
Total compensation paid for partial employment		$ 24,000
December 26 2025 [Member]
Bottle inventory, gross carrying value		790,718
Write-down inventory		216,718
Estimated net realizable value		$ 574,000